CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Commissions	$ 1,383,828	$ 1,750,159			$ 2,679,673
Vetting fees	365,383	340,050			499,125
Clearing fees	1,047,712	624,550			756,393
Net gain/(loss) on firm trading accounts	1,711	6,390			10,046
Other revenue	5,448	9,650			56,246
TOTAL REVENUES	2,804,082	2,730,799			4,001,483
EXPENSES
Compensation, payroll taxes and benefits	1,279,304	1,355,058			2,386,837
Data processing and clearing costs	611,646	843,824			1,299,527
Regulatory, professional fees and related expenses	1,095,819	112,216	$ 640,813		11,649,470
Communications	152,754	172,018			254,608
Occupancy and equipment	54,004	54,765			76,324
Transfer fees	51,590	54,807			75,425
Bank charges	55,901	52,077			88,253
Intangible assets amortization	307,191	337,911			791,375
Operating and formation cost							$ 2,737,871	$ 3,024,231
Other	136,975			$ 577,313	185,840	$ 1,485,122
TOTAL EXPENSES	3,745,184	3,129,718	640,813	577,313	18,270,309	1,485,122	2,737,871	3,024,231
LOSS FROM OPERATIONS	(941,102)	(398,919)	(640,813)	(577,313)	(14,268,826)	(1,485,122)	(2,737,871)	(3,024,231)
OTHER INCOME/(EXPENSE)
Interest income	606,758		722,390		1,195,081		3,090,086	3,087,315
Net gain on settlement				829,853	146,706	829,853	829,853
Loss on AtlasClear asset acquisition		(17,845,813)			(86,392,769)
Change in fair value of warrant liability derivative	246,125	307,656	(184,594)	(184,594)		(123,062)	(123,062)	6,953,336
Change in fair value of convertible note derivative	3,167,309	(992,152)			(3,585,902)
Change in fair value of long-term and short-term note derivative	11,152,870	(3,101,057)			(11,208,055)
Change in fair value of contingent guarantee	(839,775)	(3,256,863)			(3,256,863)
Change in fair value of non-redemption agreement			(11,759)		(164,626)		439,787
Change in fair value of secured convertible note	(89,535)
Change in fair value of merger financing	(63,195)
Change in fair value of PIPE derivative liability								4,566,000
Change in fair value of earnout liability	(340,000)	(1,115,000)			(1,335,000)
Change in fair value of subscription agreement	(34,841)	(4,413,946)			(38,796)
Change in fair value of stock payable	196,151				985,072
Change in fair value of Tau agreement	(833,984)
Extinguishment of accrued expenses		114,199			879,473
Interest expense	(1,456,996)	(3,210,786)			(3,732,178)
TOTAL OTHER INCOME/(EXPENSE)	11,710,887	(31,794,347)	526,037	1,381,185	(106,507,857)	2,744,170	4,258,859	14,606,651
NET INCOME/(LOSS) BEFORE INCOME TAXES	10,769,785	(32,193,266)	(114,776)	803,872	(120,776,683)	1,259,048	1,520,988	11,582,420
Income tax (expense) benefit	(21,752)	563,736	(141,202)	(318,313)	569,736	(581,118)	(726,038)	(536,853)
NET INCOME/(LOSS)	$ 10,748,033	$ (31,629,530)	$ (255,978)	$ 485,559	$ (120,206,947)	$ 677,930	$ 794,950	$ 11,045,567
Redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average common stock outstanding (in shares)			5,205,217
Diluted weighted average shares outstanding (in shares)			5,205,217
Basic net income (loss) per share (in dollars per share)			$ (0.03)
Diluted net income (loss) per share (in dollars per share)			$ (0.03)
Non-redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average common stock outstanding (in shares)	15,384,357		5,031,250
Diluted weighted average shares outstanding (in shares)	114,565,050		5,031,250
Basic net income (loss) per share (in dollars per share)	$ 0.7		$ (0.03)
Diluted net income (loss) per share (in dollars per share)	$ 0		$ (0.03)
Redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average common stock outstanding (in shares)					1,109,975		6,898,644	20,125,000
Diluted weighted average shares outstanding (in shares)			5,205,217		1,109,975		6,898,644	20,125,000
Basic net income (loss) per share (in dollars per share)					$ (10.16)		$ 0.07	$ 0.44
Diluted net income (loss) per share (in dollars per share)			$ (0.03)		$ (10.16)		$ 0.07	$ 0.44
Non-redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average common stock outstanding (in shares)					10,719,043		5,031,250	5,031,250
Diluted weighted average shares outstanding (in shares)					10,719,043		5,031,250	5,031,250
Basic net income (loss) per share (in dollars per share)					$ (11.6)		$ 0.07	$ 0.44
Diluted net income (loss) per share (in dollars per share)					$ (11.6)		$ 0.07	$ 0.44